GEOGRAPHICAL INFORMATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
GEOGRAPHICAL INFORMATION
Oil and natural gas sales, net of royalties	CAD 722,732	CAD 884,392	CAD 1,526,194
Operating expenses	247,917	340,483	348,596
Depletion, depreciation and accretion	328,964	508,179	567,642
Property, plant and equipment	738,430	1,186,273	2,653,065
Deferred income tax asset	733,363	516,085	297,312
Goodwill	651,663	657,831	624,390
Canada
GEOGRAPHICAL INFORMATION
Oil and natural gas sales, net of royalties	233,391	369,559	689,135
Operating expenses	134,593	217,077	254,135
Depletion, depreciation and accretion	126,062	198,641	236,027
Property, plant and equipment	304,048	435,604	1,028,436
Deferred income tax asset	183,691	157,356	104,752
Goodwill	451,121	451,121	451,121
U.S.
GEOGRAPHICAL INFORMATION
Oil and natural gas sales, net of royalties	489,341	514,833	837,059
Operating expenses	113,324	123,406	94,461
Depletion, depreciation and accretion	202,902	309,538	331,615
Property, plant and equipment	434,382	750,669	1,624,629
Deferred income tax asset	549,672	358,729	192,560
Goodwill	CAD 200,542	CAD 206,710	CAD 173,269